Consolidated Income Statements (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Income Statements [Abstract]
Share based compensation expenses, before tax	$ 6,159,000	$ 2,875,000	$ 2,986,000
Share based compensation expenses, net of tax	$ 5,400,000	$ 2,500,000	$ 2,600,000